Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders’ Equity

Note 16 – Stockholders’ Equity

As a result of the Business Combination, the Company authorized two classes of common stock: Class A common stock and preferred stock.

Class A Common Stock

As of December 31, 2021, the Company has 210,000,000 shares of Class A common stock authorized, and 50,402,763 shares issued and outstanding. Class A common stock has par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote per share.

On December 21, 2021, AgileThought, Inc. entered into an underwriting agreement with A.G.P./Alliance Global Partners as representatives of the underwriters (the “Underwriters”), relating to the sale and issuance of 3,560,710 shares of the Company’s Class A common stock. The offering price to the public of the shares is $7.00 per share, and the Underwriters have agreed to purchase the shares from the Company pursuant to the underwriting agreement at a price of $6.51 per share. The Company’s net proceeds from the offering are approximately $21.8 million.

On December 27, 2021, the Company issued 461,236 shares of Class A Common Stock (the “Conversion Shares”) to Mr. Senderos and Mr. Johnston upon conversion of their loans under the New Second Lien Facility in the amount of $4,500,000 and $200,000, respectively. Mr. Senderos received 441,409 Conversion Shares, and Mr. Johnston received 19,827 Conversion Shares.

On December 28, 2021, the Company issued 4,439,333 shares of Class A Common Stock to the administrative agent for the First Lien Facility in accordance with the amendment dated November 15, 2021. As these common shares have been issued to and are held by the lender, and are contingently returnable to the Company under certain conditions, such shares are considered as issued and outstanding on the Company’s balance sheet, but are not included in earnings per share calculations for all periods presented. See Note 9, Long-Term Debt, for further information.

Preferred Stock

Under the Company’s certificate of incorporation, the Company is authorized to issue 10,000,000 shares of preferred stock having par value of $0.0001 per share. The Company’s Board of Directors has the authority to issue shares of preferred stock in one or more series and to determine preferences, privileges, and restrictions, including voting rights, of those shares. As of December 31, 2021, no preferred stock shares were issued and outstanding.

Prior to the Business Combination, the Company had three classes of equity: Class A ordinary shares, Class B ordinary shares and redeemable convertible preferred stock.

Legacy Class A and Class B Shares

As of December 31, 2020, the capital stock is represented by 431,682 Class A Shares and 37,538 Class B Shares. Holders of Class A Shares were entitled to one vote per share and Holders of Class B Shares are not entitled to vote. The common shares have no preemptive, subscription, redemption or conversion rights. In connection with the Business Combination, the Company converted its Class A and Class B ordinary shares outstanding into shares of the Company’s Class A common stock. As of December 31, 2021, no shares of Class A and Class B ordinary shares were outstanding.

Redeemable Convertible Preferred Stock

On February 2, 2021, LIV Capital Acquisition Corp (“LIVK”), related parties to LIVK (and together with LIVK, the “Equity Investors”) and the Company entered into an equity contribution agreement. Per the agreement, the Equity Investors purchased 2,000,000 shares of a newly created class of preferred stock at a purchase price of $10.00 per share for an aggregate purchase price of $20 million.

The redeemable convertible preferred stock would be redeemable for an amount in cash equal to the greater of $15.00 per share (the “Required Price”), or $10.00 per share of redeemable convertible preferred stock plus 18% interest if the Business Combination did not occur (defined in the agreement as the “Required Return”), other than as a result of LIVK’s failure to negotiate in good faith or failure to satisfy or perform any of its obligations under the merger agreement.

Additionally, the redeemable convertible preferred stock would be convertible into common shares of the Company either on a one to one basis in the event of the closing of the merger agreement, or if the merger agreement were terminated and the Company subsequently consummated an initial public offering, into a number of common shares of the Company equal to the Required Return divided by 0.9, or $16.6667, multiplied by the price at which the shares of voting common stock of the Company are initially priced in such initial public offering.

The redeemable convertible preferred stock had no voting and dividend rights until converted into common stock and had a liquidation preference equal to the amount of the Required Return.

The Company concluded that because the redemption and conversion features of the Preferred Stock were outside of the control of the Company, the instrument was recorded as temporary or mezzanine equity in accordance with the provisions of Accounting Series Release No. 268, Presentation in Financial Statements of Redeemable Preferred Stocks.

In connection with the Business Combination, all redeemable convertible preferred stock was converted into shares of Class A common stock on a one for one basis. As of December 31, 2021, no shares of redeemable convertible preferred stock were outstanding.